COMMUNITY CAPITAL TRUST

CCM Alternative Income Fund

(the “Fund”)

Institutional Shares (CCMNX)

Supplement dated May 6, 2021

to the Statement of Additional Information (“SAI”) dated October 1, 2020, as supplemented

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI. THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE SAI.

The following changes are made to the SAI, effective immediately:

1.	The ninth paragraph under the section entitled “INVESTMENT ADVISOR” on page 42 of the SAI is deleted and replaced with the following:

Badge Investment Partners LLC (“Badge”) previously served as sub-adviser to the Fund. Effective June 7, 2017, the sub-advisory agreement between Badge and the Advisor was terminated and the Advisor took over managing the portion of the Fund previously managed by Badge. Thomas R. Lott, who served as portfolio manager to the Fund while employed by Badge, became an employee of the Advisor and continues to serve as a portfolio manager of the Fund.

2.	The following disclosure is added to the table under “INVESTMENT ADVISOR – Portfolio Managers – Other Accounts Managed by the Portfolio Managers” on page 43 of the SAI:

	Number of Other Accounts Managed and Total Assets by Account Type*						Number of Accounts and Total Assets for Which Advisory Fee is Performance Based*
Name of Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed
Alex Alario**	3	$115,906,960	--	--	0	$0	--	--	--	--	--	--

**	This information presented for Mr. Alario is current as of April 30, 2021

3.	The disclosure under “INVESTMENT ADVISOR AND SUB-ADVISOR - Portfolio Manager – Compensation – Advisor” on page 43 of the SAI is deleted and replaced with the following:

Each of David Sand, Elliot Gilfarb, Andy Kaufman and Alex Alario is paid a fixed salary and is eligible for an annual bonus at the Advisor’s discretion, which is based upon the overall profitability of the Advisor and the individual’s performance. Thomas R. Lott is paid a fixed salary and a percentage of revenues generated by the portfolios he manages.

4.	The following disclosure is added to the table under “INVESTMENT ADVISOR – Portfolio Managers – Portfolio Managers’ Ownership of Securities in the Fund” on page 44 of the SAI:

Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned by Portfolio Managers*
Alex Alario**	$1-$10,000

**	This information presented for Mr. Alario is current as of April 30, 2021.

5.	All other references to Andrew J. Cowen in the SAI are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE